Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of basic earnings per share

	2025	2024	2023

Net income attributable to the Company’s shareholders	4,311,984	3,153,881	2,837,422

Weighted average number of shares outstanding (thousands)	2,413,569	2,419,831	2,420,710

Basic earnings per share (in R$)	1.79	1.30	1.17

Schedule of diluted earnings per share

	2025	2024	2023

Net income attributable to the Company’s shareholders	4,311,984	3,153,881	2,837,422

Weighted average number of shares outstanding (thousands)	2,414,316	2,420,199	2,420,758

Diluted earnings per share (in R$)	1.79	1.30	1.17